Schedule of balances with related party (Details) (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Related Party Transaction [Line Items]
Contract liability	$ 2,179	¥ 15,906	¥ 13,552
Beagledata [Member]
Related Party Transaction [Line Items]
Technology services fees		1,400	2,120
Contract liability			¥ 359